Share-Based Payments - Calculation of fair value of option program (ESOP 2020) (Details)	12 Months Ended
	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2020 SEK (kr) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares covered by Options | shares	1,089,000	1,089,000
Share-based payments	kr 5,304,000
Provisions attributable to social security costs (Share-based payments)	kr 3,164,000	kr 3,164,000
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of weighted average share price	115.00%
ESOP 2020:1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value upon Issue of the Options	kr 22.14	kr 22.14
Exercise price | $ / shares		kr 121.43
Volatility	39.60%
Number of Shares covered by Options | shares	974,000	974,000
ESOP 2020:2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value upon Issue of the Options	kr 22.50	kr 22.50
Exercise price | $ / shares		kr 116.78
Volatility	41.60%
Number of Shares covered by Options | shares	115,000	115,000